INCOME TAX (Tables)	11 Months Ended
Dec. 02, 2021
INCOME TAX
Schedule of net deferred tax assets

	December 2,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$38,800	$480
Startup/Organization Expenses	4,728,629	—
Total deferred tax assets, net	4,767,429	480
Valuation Allowance	(4,767,429)	(480)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of income tax provision (benefit)

		For the period
		from
	For the period	August 20,
	from	2020
	January 1,	(inception)
	2021 through	through
	December 2,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred benefit	(4,773,438)	(480)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	4,773,438	480
Income tax provision	$—	$—

Schedule of reconciliation of federal statutory income tax rate

	December 2,	December 31,
	2021	2020
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(1.76)%	0.00%
Transaction costs incurred in connection with IPO	0.00%	0.00%
Fair value of warrant liability in excess of proceeds from Private Placement	0.00%	0.00%
Change in valuation allowance	(19.24)%	(21.00)%
Income tax provision	0.00%	0.00%